COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2021 (Unaudited)

		Shares	Value

COMMON STOCK	46.7%
AIRPORTS—FOREIGN	0.5%
Aena SME SA, 144A (Spain)(a),(b)		1,600	$254,711
Auckland International Airport Ltd. (New Zealand)(b)		27,244	137,422

			392,133

COMMUNICATIONS	5.8%
TOWERS	5.0%
American Tower Corp.		7,873	2,226,485
Crown Castle International Corp.		5,676	1,095,979
SBA Communications Corp.		1,474	502,619

			3,825,083

TOWERS—FOREIGN	0.8%
Cellnex Telecom SA, 144A (Spain)(a)		9,391	612,035

TOTAL COMMUNICATIONS			4,437,118

ELECTRIC	2.6%
CenterPoint Energy, Inc.		11,837	301,370
Duke Energy Corp.		2,007	210,956
Evergy, Inc.		5,621	366,601
Eversource Energy		3,414	294,526
NextEra Energy, Inc.		3,900	303,810
Portland General Electric Co.		4,100	200,490
Public Service Enterprise Group, Inc.		4,983	310,092

			1,987,845

ELECTRIC—FOREIGN	2.4%
China Longyuan Power Group Corp. Ltd. (China)		205,000	383,032
Elia Group SA/NV (Belgium)		1,794	212,281
Hydro One Ltd., 144A (Canada)(a)		12,600	311,061
Kansai Electric Power Co., Inc./The (Japan)		38,100	359,624
National Grid PLC (United Kingdom)		45,320	582,136

			1,848,134

ENERGY—GAS—DISTRIBUTION—FOREIGN	0.8%
Enn Energy Holdings Ltd. (China)		12,100	253,019
Snam S.p.A. (Italy)		56,228	340,439

			593,458

ENVIRONMENTAL SERVICES	0.3%
Waste Management, Inc.		1,464	217,053

		Shares	Value
INDUSTRIALS—DIVERSIFIED—FOREIGN	0.0%
ESR Cayman Ltd., 144A (China)(a),(b)		9,000	$31,617

MARINE PORTS—FOREIGN	0.9%
China Merchants Port Holdings Co., Ltd. (China)		154,000	214,419
COSCO SHIPPING Ports Ltd. (China)		494,000	352,169
Koninklijke Vopak NV (Netherlands)		2,425	102,668

			669,256

MATERIALS—METALS & MINING—FOREIGN	2.2%
Anglo American PLC (South Africa)		21,222	941,153
Kirkland Lake Gold Ltd. (Canada)		16,453	703,565

			1,644,718

PIPELINES	2.1%
Cheniere Energy, Inc.(b)		7,483	635,531
Targa Resources Corp.		2,283	96,137
Williams Cos., Inc./The		35,601	891,805

			1,623,473

PIPELINES—FOREIGN	3.7%
Enbridge, Inc. (Canada)		35,652	1,405,391
Gibson Energy, Inc. (Canada)		7,023	128,684
Pembina Pipeline Corp. (Canada)		15,962	527,631
TC Energy Corp. (Canada)		14,752	719,154

			2,780,860

REAL ESTATE	16.2%
DATA CENTERS	1.0%
CyrusOne, Inc.		5,222	372,172
Digital Realty Trust, Inc.		2,100	323,736
Equinix, Inc.		109	89,425

			785,333

DATA CENTERS—FOREIGN	0.3%
GDS Holdings Ltd., ADR (China)(b)		4,004	236,076

DIVERSIFIED—FOREIGN	3.1%
Activia Properties, Inc. (Japan)		33	149,651
British Land Co., PLC/The (United Kingdom)		19,344	137,291
Castellum AB (Sweden)		7,673	214,902
Charter Hall Group (Australia)		11,959	142,963
City Developments Ltd. (Singapore)		6,400	32,355
CK Asset Holdings Ltd. (Hong Kong)		23,500	160,121

		Shares	Value
Hysan Development Co., Ltd. (Hong Kong)		29,000	$114,192
ICADE (France)		2,066	189,079
LaSalle Logiport REIT (Japan)		60	109,931
Mirvac Group (Australia)		92,667	194,490
Mitsubishi Estate Co., Ltd. (Japan)		7,400	115,481
Mitsui Fudosan Co., Ltd. (Japan)		12,500	290,837
NSI NV (Netherlands)		1,674	69,602
Orix JREIT, Inc. (Japan)		72	137,168
Stockland (Australia)		11,088	35,802
Sun Hung Kai Properties Ltd. (Hong Kong)		11,500	164,705
United Urban Investment Corp. (Japan)		79	116,010

			2,374,580

HEALTH CARE	1.4%
Healthpeak Properties, Inc.		8,384	309,956
Ventas, Inc.		2,914	174,199
Welltower, Inc.		6,452	560,421

			1,044,576

HEALTH CARE—FOREIGN	0.3%
Assura PLC (United Kingdom)		109,069	118,708
Parkway Life Real Estate Investment Trust (Singapore)		24,626	84,331

			203,039

HOTEL	0.5%
Host Hotels & Resorts, Inc.(b)		22,522	358,775
Ryman Hospitality Properties, Inc.(b)		704	53,997

			412,772

INDUSTRIALS	0.9%
Duke Realty Corp.		8,402	427,494
Prologis, Inc.		2,163	276,950

			704,444

INDUSTRIALS—FOREIGN	0.7%
Catena AB (Sweden)		1,692	101,618
CTP NV, 144A (Netherlands)(a),(b)		2,893	58,341
Frasers Logistics & Commercial Trust (Singapore)		31,000	34,776
Goodman Group (Australia)		2,145	35,638
LondonMetric Property PLC (United Kingdom)		40,884	141,390
Segro PLC (United Kingdom)		9,951	168,403

			540,166

		Shares	Value
NET LEASE	1.0%
NETSTREIT Corp.		14,976	$388,627
Spirit Realty Capital, Inc.		4,856	243,868
VICI Properties, Inc.		3,072	95,816

			728,311

NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		289	37,711

OFFICE—FOREIGN	0.5%
Alstria Office REIT AG (Germany)		2,921	61,885
Cofinimmo SA (Belgium)		408	65,968
Daiwa Office Investment Corp. (Japan)		17	122,419
Keppel REIT (Singapore)		54,000	47,825
Workspace Group PLC (United Kingdom)		4,388	52,668

			350,765

RESIDENTIAL	2.9%
APARTMENT	1.4%
Apartment Income REIT Corp.		3,138	165,184
AvalonBay Communities, Inc.		1,094	249,246
UDR, Inc.		11,310	621,937

			1,036,367

APARTMENT—FOREIGN	1.0%
Aedifica SA (Belgium)		590	84,547
Daiwa House REIT Investment Corp. (Japan)		28	83,205
LEG Immobilien AG (Germany)		596	94,279
Vonovia SE (Germany)		5,744	382,800
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		23,000	129,781

			774,612

MANUFACTURED HOME	0.2%
Sun Communities, Inc.		863	169,243

SINGLE FAMILY	0.3%
Invitation Homes, Inc.		5,607	228,093

TOTAL RESIDENTIAL			2,208,315

RETAIL—FOREIGN	0.9%
CapitaLand Integrated Commercial Trust (Singapore)		107,596	170,731
Eurocommercial Properties NV (Netherlands)		2,214	55,521
Japan Retail Fund Investment Corp. (Japan)		101	105,414
Klepierre SA (France)		7,256	176,022

		Shares	Value
Link REIT (Hong Kong)		11,583	$110,745
SmartCentres Real Estate Investment Trust (Canada)		4,024	97,278

			715,711

SELF STORAGE	1.1%
CubeSmart		6,659	330,686
Public Storage		1,729	540,278

			870,964

SELF STORAGE—FOREIGN	0.2%
National Storage REIT (Australia)		39,047	61,034
Safestore Holdings PLC (United Kingdom)		8,389	123,137

			184,171

SHOPPING CENTERS	1.1%
COMMUNITY CENTER	0.6%
Federal Realty Investment Trust		3,691	433,803

REGIONAL MALL	0.5%
Simon Property Group, Inc.		2,886	365,137

TOTAL SHOPPING CENTERS			798,940

SPECIALTY	0.1%
Lamar Advertising Co., Class A		1,043	111,184

TIMBER	0.1%
Weyerhaeuser Co.		1,543	52,045

TOTAL REAL ESTATE			12,359,103

RENEWABLE ENERGY	3.0%
Clearway Energy, Inc.		7,398	212,175
Renewable Energy Group, Inc.(b)		33,468	2,049,915

			2,262,090

RENEWABLE ENERGY—FOREIGN	0.0%
Altius Renewable Royalties Corp. (Canada)(b)		4,438	31,659

TOLL ROADS—FOREIGN	2.1%
Transurban Group (Australia)		40,482	424,820
Vinci SA (France)		9,801	1,037,194
Zhejiang Expressway Co., Ltd., Class H (China)		180,000	151,947

			1,613,961

		Shares	Value
UTILITIES	4.1%
ELECTRIC	1.2%
Sempra Energy		7,189	$939,243

GAS	0.7%
NiSource, Inc.		9,914	245,570
Southwest Gas Holdings, Inc.		3,704	259,020

			504,590

WATER	1.0%
American Water Works Co., Inc.		1,280	217,741
Essential Utilities, Inc.		10,682	524,700

			742,441

WATER—FOREIGN	1.2%
Guangdong Investment Ltd. (China)		134,000	187,607
Pennon Group PLC (United Kingdom)		20,683	367,417
United Utilities Group PLC (United Kingdom)		25,690	383,159

			938,183

TOTAL UTILITIES			3,124,457

TOTAL COMMON STOCK (Identified cost—$30,581,442)			35,616,935

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES
CRUDE/REFINED PRODUCTS	2.2%
Magellan Midstream Partners LP		35,712	1,664,179

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$1,828,613)			1,664,179

PREFERRED SECURITIES—$25 PAR VALUE	8.5%
BANKS	1.3%
Bank of Hawaii Corp., 4.375%, Series A(c)		5,200	134,836
Dime Community Bancshares, Inc., 5.50%, Series A(c)		5,287	139,577
First Horizon Corp., 4.70%, Series F(c)		4,000	103,480
First Republic Bank/CA, 4.00%, Series M(c)		6,000	150,000
JPMorgan Chase & Co., 4.20%, Series MM(c)		8,000	201,080
Signature Bank/New York NY, 5.00%, Series a(c)		2,952	77,667
Wells Fargo & Co., 4.25%, Series DD(c)		5,200	130,104
Wells Fargo & Co., 4.75%, Series Z(c)		1,870	48,975

			985,719

		Shares	Value
ELECTRIC	0.6%
CMS Energy Corp., 4.20%, Series C(c)		7,600	$193,040
SCE Trust V, 5.45% to 3/15/26, Series K(c),(d)		8,800	224,400

			417,440

ELECTRIC—FOREIGN	0.3%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		5,775	151,016
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(c)		3,396	88,636

			239,652

FINANCIAL	1.3%
DIVERSIFIED FINANCIAL SERVICES	1.0%
Carlyle Finance LLC, 4.625%, due 5/15/61		4,802	121,251
Federal Agricultural Mortgage Corp., 4.875%, Series G(c)		7,200	188,820
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		3,963	103,870
National Rural Utilities Cooperative Finance Corp., 5.50%, due 5/15/64, Series US		2,900	79,083
Oaktree Capital Group LLC, 6.55%, Series B(c)		3,500	98,105
Synchrony Financial, 5.625%, Series A(c)		8,490	227,107

			818,236

INVESTMENT ADVISORY SERVICES	0.2%
Affiliated Managers Group, Inc., 4.20%, due 9/30/61		2,800	69,440
Stifel Financial Corp., 4.50%, Series D(c)		2,800	71,064

			140,504

INVESTMENT BANKER/BROKER	0.1%
Charles Schwab Corp./The, 4.45%, Series J(c)		2,500	66,850

TOTAL FINANCIAL			1,025,590

INDUSTRIALS	0.1%
CHS, Inc., 7.50%, Series 4(c)		3,300	96,492

INSURANCE	1.6%
LIFE/HEALTH INSURANCE	0.9%
Athene Holding Ltd., 6.375% to 6/30/25, Series C(c),(d)		3,736	107,410
Athene Holding Ltd., 4.875%, Series D(c)		5,275	137,994
Brighthouse Financial, Inc., 5.375%, Series C(c)		9,321	247,845
CNO Financial Group, Inc., 5.125%, due 11/25/60		3,737	102,581
Equitable Holdings, Inc., 5.25%, Series A(c)		3,613	95,925

		Shares	Value
Globe Life, Inc., 4.25%, due 6/15/61		10	$261

			692,016

PROPERTY CASUALTY	0.5%
Assurant, Inc., 5.25%, due 1/15/61		1,613	44,115
Enstar Group Ltd., 7.00% to 9/1/28, Series D(c),(d)		10,325	307,169

			351,284

REINSURANCE	0.1%
Arch Capital Group Ltd., 4.55%, Series G(c)		3,600	92,736

REINSURANCE—FOREIGN	0.1%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(c)		3,224	82,180

TOTAL INSURANCE			1,218,216

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
AT&T, Inc., 4.75%, Series C(c)		3,100	82,057
Telephone and Data Systems, Inc., 6.625%, Series UU(c)		6,100	173,179
United States Cellular Corp., 5.50%, due 3/1/70		6,900	181,815
United States Cellular Corp., 5.50%, due 6/1/70		6,536	170,067
United States Cellular Corp., 6.25%, due 9/1/69		8,400	233,352

			840,470

PIPELINES	0.2%
Energy Transfer LP, 7.60% to 5/15/24, Series E(c),(d)		6,122	153,540

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 5.949% to 6/1/23, Series 1 (Canada)(c),(d)		2,991	66,580
TC Energy Corp., 3.355% to 11/30/25, Series 11 (Canada)(c),(d)		4,302	82,343

			148,923

REAL ESTATE	1.3%
HOTEL	0.1%
Pebblebrook Hotel Trust, 6.375%, Series G(c)		4,000	107,520

INDUSTRIALS	0.5%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		10,700	271,352
Rexford Industrial Realty, Inc., 5.625%, Series C(c)		3,590	100,269

			371,621

NET LEASE	0.2%
Spirit Realty Capital, Inc., 6.00%, Series A(c)		4,350	114,101

OFFICE	0.2%
Brookfield Property Partners LP, 5.75%, Series A(c)		4,462	109,274

		Shares	Value
Brookfield Property Preferred LP, 6.25%, due 7/26/81		3,000	$74,850

			184,124

RESIDENTIAL—SINGLE FAMILY	0.3%
American Homes 4 Rent, 5.875%, Series G(c)		9,364	246,460

TOTAL REAL ESTATE			1,023,826

UTILITIES	0.4%
ELECTRIC	0.1%
Sempra Energy, 5.75%, due 7/1/79		2,287	63,716

GAS	0.3%
South Jersey Industries, Inc., 5.625%, due 9/16/79		8,575	229,724

TOTAL UTILITIES			293,440

UTILITIES—FOREIGN	0.1%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(c)		3,200	80,192

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,205,400)			6,523,500

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	41.7%
BANKS	8.5%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(c),(d)		$130,000	136,305
Ally Financial, Inc., 4.70% to 5/15/28, Series C(c),(d)		280,000	291,536
Bank of America Corp., 5.875% to 3/15/28, Series FF(c),(d)		237,000	272,550
Bank of America Corp., 6.10% to 3/17/25, Series AA(c),(d)		360,000	404,505
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(d)		403,000	445,567
Bank of America Corp., 6.50% to 10/23/24, Series Z(c),(d)		85,000	96,050
Capital One Financial Corp., 3.95% to 9/1/26, Series M(c),(d)		139,000	143,518
Citigroup, Inc., 3.875% to 2/18/26(c),(d)		280,000	287,280
Citigroup, Inc., 4.00% to 12/10/25, Series W(c),(d)		153,000	158,477
Citigroup, Inc., 5.00% to 9/12/24, Series U(c),(d)		361,000	380,548
Citigroup, Inc., 5.95% to 5/15/25, Series P(c),(d)		455,000	501,637
Citigroup, Inc., 6.25% to 8/15/26, Series T(c),(d)		277,000	321,320
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(c),(d)		65,000	72,963
Comerica, Inc., 5.625% to 7/1/25(c),(d)		98,000	109,270
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(c),(d)		125,000	136,875
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(c),(d)		155,000	156,085

		Principal Amount	Value
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(c),(d)		$95,000	$97,138
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(c),(d)		200,000	202,125
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(c),(d)		68,000	70,465
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(c),(d)		185,000	195,398
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(c),(d)		345,000	375,834
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(c),(d)		280,000	305,046
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(c),(d)		90,000	99,452
Regions Financial Corp., 5.75% to 6/15/25, Series D(c),(d)		50,000	56,000
SVB Financial Group, 4.00% to 5/15/26, Series C(c),(d)		210,000	218,662
Truist Financial Corp., 4.95% to 9/1/25, Series P(c),(d)		88,000	96,360
Truist Financial Corp., 5.10% to 3/1/30, Series Q(c),(d)		145,000	167,113
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(c),(d)		503,000	522,499
Wells Fargo & Co., 5.875% to 6/15/25, Series U(c),(d)		170,000	192,950

			6,513,528

BANKS—FOREIGN	15.8%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(c),(d),(e),(f)		200,000	254,178
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(c),(d),(e),(f)		200,000	252,499
Banco Santander SA, 4.75% to 11/12/26 (Spain)(c),(d),(f)		200,000	204,500
Banco Santander SA, 7.50% to 2/8/24 (Spain)(c),(d),(e),(f)		200,000	220,139
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(c),(d),(e),(f)		200,000	280,696
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(c),(d)		150,000	164,812
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(c),(d),(f)		200,000	222,926
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(c),(d),(f)		200,000	226,875
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(c),(d),(f)		200,000	204,875
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(d),(f)		200,000	234,173
Commerzbank AG, 4.25% to 10/9/27 (Germany)(c),(d),(e),(f)		200,000	241,823
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(c),(d),(f)		200,000	223,889
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(c),(d),(f)		200,000	226,002
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(d),(f)		200,000	244,034
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(c),(d),(f)		400,000	444,734
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(d),(e),(f)		200,000	208,544
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(c),(d),(f)		200,000	225,593
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(c),(d),(e),(f)		200,000	204,201
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(c),(d),(e),(f)		200,000	200,593
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(c),(d),(f)		200,000	219,500
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(d)		65,000	108,971

	Principal Amount	Value
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(c),(d),(f)	$200,000	$205,900
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(c),(d),(f)	200,000	221,500
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(c),(d),(f)	200,000	221,685
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(c),(d),(f)	200,000	221,167
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(c),(d),(e),(f)	250,000	327,669
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(f)	200,000	229,624
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)(a),(c),(d)	100,000	138,625
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(c),(d)	200,000	284,210
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(c),(d),(f)	400,000	465,946
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(c),(d),(f)	200,000	219,167
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(c),(d),(e),(f)	200,000	312,055
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(c),(d),(f)	400,000	410,500
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(d),(f)	200,000	236,785
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(d)	200,000	160,462
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(d)	200,000	170,771
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(c),(d),(f)	200,000	227,624
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(f)	200,000	223,020
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(c),(d),(f)	200,000	236,375
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(c),(d),(f)	200,000	205,125
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(c),(d),(f)	200,000	219,670
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(c),(d)	300,000	413,250
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(c),(d),(f)	200,000	217,848
Stichting AK Rabobank Certificaten, 2.188% (Netherlands)(c),(e)	98,850	162,494
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(c),(d),(e),(f)	200,000	213,611

		Principal Amount	Value
UBS Group AG, 3.875% to 6/2/26, 144A (Switzerland)(a),(c),(d),(f)		$200,000	$202,080
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(c),(d),(e),(f)		200,000	219,363
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(c),(d),(e),(f)		200,000	229,787
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(c),(d),(f)		200,000	219,889
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(c),(d),(e),(f)		200,000	241,995
UniCredit SpA, 8.00% to 6/3/24 (Italy)(c),(d),(e),(f)		200,000	222,375

			12,094,129

ELECTRIC	1.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(c),(d)		170,000	179,881
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(d)		80,000	90,024
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(c),(d)		120,000	128,610
Duke Energy Corp., 4.875% to 9/16/24(c),(d)		170,000	181,560
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(d)		180,000	183,645
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(d)		140,000	148,050

			911,770

ELECTRIC—FOREIGN	1.0%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(c),(d),(e)		200,000	269,013
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)		401,000	470,367

			739,380

FINANCIAL	2.9%
CREDIT CARD	0.5%
American Express Co., 3.55% to 9/15/26(c),(d)		370,000	372,775
Discover Financial Services, 6.125% to 6/23/25, Series D(c),(d)		40,000	45,202

			417,977

DIVERSIFIED FINANCIAL SERVICES	0.8%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(c),(d)		60,000	60,750
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(a),(d)		90,000	90,601
Depository Trust & Clearing Corp./The, 3.375% to 6/20/26, Series D, 144A(a),(c),(d)		250,000	254,844
ILFC E-Capital Trust II, 3.91% (3 Month US LIBOR + 1.80%), due 12/21/65, 144A (FRN)(a),(g)		210,000	177,713

			583,908

		Principal Amount	Value
INVESTMENT BANKER/BROKER	1.6%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(c),(d)		$281,000	$292,928
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(c),(d)		531,000	555,559
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(c),(d)		308,000	344,714

			1,193,201

TOTAL FINANCIAL			2,195,086

INSURANCE	7.0%
LIFE/HEALTH INSURANCE	1.6%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(c),(d)		180,000	195,750
MetLife, Inc., 10.75%, due 8/1/69		280,000	483,136
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(c),(d)		150,000	149,250
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(c),(d)		290,000	293,988
Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(d)		85,000	91,800

			1,213,924

LIFE/HEALTH INSURANCE—FOREIGN	1.0%
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(c),(d),(e),(f)		400,000	429,103
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(c),(d),(e),(f)		200,000	320,944

			750,047

MULTI-LINE	0.8%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(d)		325,000	482,786
Hartford Financial Services Group, Inc./The, 2.281% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(a),(g)		100,000	96,871

			579,657

MULTI-LINE—FOREIGN	0.5%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(c),(d)		100,000	139,887
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(c),(d),(e),(f)		200,000	275,989

			415,876

PROPERTY CASUALTY	1.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(d)		500,000	582,774
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(d)		130,000	138,801
Markel Corp., 6.00% to 6/1/25(c),(d)		130,000	144,299

		Principal Amount	Value
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(d)		$110,000	$115,679

			981,553

PROPERTY CASUALTY—FOREIGN	1.1%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(c),(d),(e)		200,000	211,920
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(d),(e)		200,000	217,700
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(c),(d)		400,000	440,000

			869,620

REINSURANCE	0.7%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(d)		300,000	321,119
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(a),(d)		182,000	185,429

			506,548

TOTAL INSURANCE			5,317,225

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.4%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(d)		190,000	191,900
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(d)		75,000	93,236

			285,136

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(c),(d)		360,000	385,200
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(c),(d)		305,000	337,498

			722,698

PIPELINES	0.2%
Energy Transfer LP, 6.50% to 11/15/26, Series H(c),(d)		120,000	123,457
Energy Transfer LP, 7.125% to 5/15/30, Series G(c),(d)		40,000	41,450

			164,907

		Principal Amount	Value
PIPELINES—FOREIGN	2.2%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(d)		$315,000	$356,741
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(d)		260,000	288,870
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(d)		80,000	89,182
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(d)		283,000	315,333
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(d)		175,000	191,056
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(d)		420,000	470,925

			1,712,107

REAL ESTATE—RETAIL—FOREIGN	0.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(a),(d)		400,000	427,618

UTILITIES	1.0%
ELECTRIC	0.9%
Edison International, 5.375% to 3/15/26, Series A(c),(d)		270,000	274,219
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(d)		55,000	64,788
Sempra Energy, 4.875% to 10/15/25(c),(d)		340,000	371,875

			710,882

GAS	0.1%
South Jersey Industries, Inc., 5.02%, due 4/15/31		40,000	43,050

TOTAL UTILITIES			753,932

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$30,184,392)			31,837,516

		Shares
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(h)		918,572	918,572

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$918,572)			918,572

		Value
PURCHASED OPTION CONTRACTS (Premiums paid—$20,808)	0.0%	$16,531
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$69,739,227)	100.3%	76,577,233
WRITTEN OPTION CONTRACTS	(0.1)	(78,489)
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(181,788)

NET ASSETS	100.0%	$76,316,956

Over-The-Counter Option Contracts

Purchased Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/1/22	Goldman Sachs International	1.75%	4/1/22	$746,000	$12,452	$7,742
Option to receive 3-month LIBOR Quarterly, Pay 1.48% Semiannually, maturing 4/20/22	Goldman Sachs International	1.48%	4/20/22	450,000	8,356	8,789
				$1,196,000	$20,808	$16,531

Written Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/1/22	Goldman Sachs International	2.05%	4/1/22	$(746,000)	$(6,653)	$(4,098)
Option to pay 3-month LIBOR Quarterly, Receive 1.78% Semiannually, maturing 4/20/22	Goldman Sachs International	1.78%	4/20/22	(450,000)	(4,440)	(4,766)
				$(1,196,000)	$(11,093)	$(8,864)

Equity Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Aena SME SA	Goldman Sachs International	$141.38	9/17/21	(272)	$(43,301)	$(713)	$(554)
Call — American Tower Corp.	Goldman Sachs International	293.30	9/17/21	(1,338)	(378,502)	(6,342)	(4,754)
Call — American Water Works Co., Inc.	Goldman Sachs International	171.95	9/17/21	(218)	(37,016)	(560)	(881)
Call — Avalonbay Communities, Inc.	Goldman Sachs International	232.90	9/17/21	(263)	(59,819)	(982)	(1,204)
Call — Cellnex Telecom SA	Goldman Sachs International	58.05	9/17/21	(1,596)	(104,015)	(1,722)	(1,450)
Call — Crown Castle International Corp.	Goldman Sachs International	198.70	9/17/21	(965)	(186,316)	(2,649)	(2,372)
Call — CubeSmart	Goldman Sachs International	50.86	9/17/21	(1,598)	(79,365)	(1,205)	(1,381)
Call — Digital Realty Trust, Inc.	Goldman Sachs International	159.61	9/17/21	(504)	(77,697)	(1,061)	(1,081)
Call — Duke Energy Corp.	Goldman Sachs International	105.86	9/17/21	(341)	(35,862)	(501)	(627)
Call — Duke Realty Corp.	Goldman Sachs International	53.37	9/17/21	(2,016)	(102,599)	(873)	(992)
Call — Enbridge, Inc.	Goldman Sachs International	49.41	9/17/21	(6,061)	(238,916)	(2,725)	(3,667)
Call — Equinix, Inc.	Goldman Sachs International	865.49	9/17/21	(26)	(21,462)	(303)	(229)
Call — Essential Utilities, Inc.	Goldman Sachs International	50.11	9/17/21	(1,816)	(89,199)	(1,011)	(1,966)
Call — Healthpeak Properties, Inc.	Goldman Sachs International	37.67	9/17/21	(2,012)	(74,390)	(993)	(1,405)
Call — Invitation Homes, Inc.	Goldman Sachs International	42.23	9/17/21	(1,346)	(54,742)	(720)	(718)
Call — Kirkland Lake Gold, Inc.	Goldman Sachs International	53.30	9/17/21	(3,126)	(133,677)	(3,395)	(6,789)
Call — Leg Immobilien SE	Goldman Sachs International	135.83	9/17/21	(143)	(22,621)	(332)	(410)
Call — National Grid PLC	Goldman Sachs International	9.44	9/17/21	(7,704)	(98,958)	(1,644)	(1,708)
Call — Nextera Energy, Inc.	Goldman Sachs International	79.51	9/17/21	(663)	(51,648)	(725)	(889)
Call — Pembina Pipeline Corp.	Goldman Sachs International	40.86	9/17/21	(2,714)	(89,697)	(1,127)	(3,118)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Prologis, Inc.	Goldman Sachs International	$131.77	9/17/21	(519)	$(66,468)	$(944)	$(988)
Call — Public Service Enterprise	Goldman Sachs International	62.46	9/17/21	(847)	(52,716)	(689)	(1,195)
Call — Public Storage	Goldman Sachs International	321.08	9/17/21	(415)	(129,667)	(1,853)	(1,845)
Call — Renewable Energy Group, Inc.	Goldman Sachs International	76.11	9/17/21	(6,359)	(389,484)	(9,143)	(8,129)
Call — SBA Communications Corp.	Goldman Sachs International	350.02	9/17/21	(274)	(93,445)	(1,285)	(2,035)
Call — Simon Property Group, Inc.	Goldman Sachs International	131.55	9/17/21	(693)	(87,633)	(2,205)	(2,809)
Call — Snam SPA	Goldman Sachs International	5.12	9/17/21	(9,559)	(57,876)	(761)	(1,552)
Call — Spirit Realty Capital, Inc.	Goldman Sachs International	52.93	9/17/21	(1,165)	(58,528)	(716)	(930)
Call — Sun Communities, Inc.	Goldman Sachs International	192.40	9/17/21	(207)	(40,618)	(714)	(1,573)
Call — TC Energy Corp.	Goldman Sachs International	61.79	9/17/21	(2,508)	(122,256)	(2,098)	(1,878)
Call — UDR, Inc.	Goldman Sachs International	56.83	9/17/21	(2,714)	(149,265)	(2,098)	(2,365)
Call — Ventas, Inc.	Goldman Sachs International	62.51	9/17/21	(699)	(41,808)	(704)	(904)
Call — VICI Properties, Inc.	Goldman Sachs International	33.37	9/17/21	(737)	(22,996)	(395)	(283)
Call — Vinci SA	Goldman Sachs International	94.05	9/17/21	(1,666)	(176,305)	(2,740)	(2,234)
Call — Waste Management, Inc.	Goldman Sachs International	149.16	9/17/21	(249)	(36,899)	(381)	(685)
Call — Welltower, Inc.	Goldman Sachs International	91.89	9/17/21	(1,548)	(134,501)	(2,402)	(2,215)
Call — Williams Co., Inc.	Goldman Sachs International	26.14	9/17/21	(6,052)	(151,607)	(2,138)	(1,810)
				(70,933)	$(3,791,874)	$(60,849)	$(69,625)

Forward Foreign Currency Exchange Contracts

Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	199,361	USD	236,717	8/3/21	$225
Brown Brothers Harriman	EUR	1,745,328	USD	2,069,112	8/3/21	(1,282)
Brown Brothers Harriman	GBP	459,352	USD	634,037	8/3/21	(4,463)
Brown Brothers Harriman	USD	2,306,654	EUR	1,944,689	8/3/21	232
Brown Brothers Harriman	USD	639,092	GBP	459,352	8/3/21	(592)
Brown Brothers Harriman	CAD	517,062	USD	416,770	8/4/21	2,326
Brown Brothers Harriman	USD	414,784	CAD	517,062	8/4/21	(340)
Brown Brothers Harriman	CAD	517,582	USD	415,157	9/2/21	307
Brown Brothers Harriman	EUR	1,963,967	USD	2,330,689	9/2/21	(415)
Brown Brothers Harriman	GBP	461,613	USD	642,233	9/2/21	546
						$(3,456)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $8,670,369 which represents 11.4% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $5,516,691 which represents 7.2% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $11,516,570 or 15.1% of the net assets of the Fund.

(g)	Variable rate. Rate shown is in effect at July 31, 2021.
(h)	Rate quoted represents the annualized seven-day yield.
(i)	Represents the notional amount of the underlying swap contract.
(j)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Country Summary	% of Net Assets
United States	53.1
United Kingdom	10.7
Canada	9.3
France	4.8
Australia	2.6
China	2.4
Spain	2.3
Switzerland	2.3
Italy	2.1
Japan	2.1
Germany	1.6
South Africa	1.2
Netherlands	1.1
Hong Kong	0.9
Sweden	0.7
Singapore	0.5
Belgium	0.5
Other	1.8

100.0

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$35,616,935	$35,616,935	$—	$—
Master Limited Partnerships and Related Companies	1,664,179	1,664,179	—	—
Preferred Securities—$25 Par Value:
Banks	985,719	784,639	201,080	—
Other Industries	5,537,781	5,537,781	—	—
Preferred Securities—Capital Securities	31,837,516	—	31,837,516	—
Short-Term Investments	918,572	—	918,572	—
Purchased Option Contracts	16,531	—	16,531	—

Total Investments in Securities(a)	$76,577,233	$43,603,534	$32,973,699	$—

Forward Foreign Currency Exchange Contracts	$3,636	$—	$3,636	$—

Total Derivative Assets(a)	$3,636	$—	$3,636	$—

Forward Foreign Currency Exchange Contracts	$(7,092)	$—	$(7,092)	$—
Written Option Contracts	(78,489)	—	(78,489)	—

Total Derivative Liabilities(a)	$(85,581)	$—	$(85,581)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Banks
Balance as of October 31, 2020	$134,813
Transfer out of Level 3(a)	(136,875)
Change in unrealized appreciation (depreciation)	2,062

Balance as of July 31, 2021	$—

(a)

As of October 31, 2020, the Fund used significant unobservable inputs in determining the value of this investment. As of July 31, 2021, the same investment was transferred from Level 3 to Level 2 as a result of the availability of observable inputs.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the nine months ended July 31, 2021:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,311,882	$3,476,192	$2,453,331

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents five months for both purchased and written option contracts.

(b)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.